Schedule of Investments (unaudited) March 31, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.6%
Chelsea Park Cooperative District, SAB, 5.00%, 05/01/48	$945	$968,833
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	365	405,734
Series D, Sub Lien, 7.00%, 10/01/51	2,355	2,762,580
Series D, Sub-Lien, 6.50%, 10/01/53	3,465	4,014,202
Hoover Industrial Development Board, RB, AMT, 6.38%, 11/01/50(a)	7,155	8,888,943
Tuscaloosa County Industrial Development Authority, Refunding RB(b)
Series A, 4.50%, 05/01/32	1,250	1,380,575
Series A, 5.25%, 05/01/44	7,330	8,329,959

		26,750,826

Arizona — 2.8%
Arizona Industrial Development Authority, RB(b)
5.00%, 07/01/45	1,135	1,211,908
7.10%, 01/01/55	4,760	4,698,263
5.00%, 07/01/55	1,215	1,274,523
Series A, 5.00%, 07/01/39	1,270	1,335,202
Series A, 5.00%, 12/15/39	150	168,773
Series A, 5.00%, 07/01/49	2,790	2,893,425
Series A, 5.00%, 07/15/49	675	740,731
Series A, 5.00%, 12/15/49	345	380,145
Series A, 5.00%, 07/01/54	1,110	1,146,641
Series B, 5.13%, 07/01/47	420	466,032
Series B, 5.25%, 07/01/51	570	632,592
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.00%, 07/01/26	760	837,915
Series A, 5.25%, 07/01/47	3,235	3,535,370
Series A, 5.50%, 07/01/52	2,970	3,191,027
Florence Town, Inc. Industrial Development Authority, RB, 6.00%, 07/01/43	1,375	1,461,020
Glendale Industrial Development Authority, RB
5.00%, 05/15/41	275	302,811
5.00%, 05/15/56	1,090	1,186,596
Industrial Development Authority of the City of Phoenix, RB
5.00%, 07/01/54	1,330	1,499,109
5.00%, 07/01/59	655	736,541
Series A, 5.00%, 07/01/34(b)	250	257,400
Series A, 6.50%, 07/01/34(b)	465	535,261
Series A, 5.00%, 07/01/36(b)	1,225	1,357,827
Series A, 5.00%, 07/01/39(b)	205	210,400
Series A, 5.00%, 07/01/41(b)	1,685	1,848,799
Series A, 5.00%, 07/01/43	1,445	1,472,787
Series A, 6.75%, 07/01/44(b)	810	943,942
Series A, 5.25%, 07/01/48(b)	1,690	1,730,712
Series A, 5.00%, 07/01/49(b)	320	326,634
Series A, 5.00%, 07/01/54(b)	530	540,139
Industrial Development Authority of the City of Phoenix, Refunding RB(b)
5.00%, 07/01/35	615	670,303
5.00%, 07/01/45	1,500	1,604,880
Series A, 5.00%, 07/01/35	295	321,349

Security	Par (000)	Value

Arizona (continued)
Industrial Development Authority of the County of Pima, RB
5.13%, 07/01/39	$700	$709,394
5.25%, 07/01/49	870	877,230
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 07/01/56(b)	1,300	1,315,756
La Paz County Industrial Development Authority, RB, 5.88%, 06/15/48(b)	1,340	1,400,581
Maricopa County Industrial Development Authority, RB(b)
5.25%, 10/01/40	1,255	1,297,030
5.50%, 10/01/51	1,255	1,298,285

		46,417,333

Arkansas(b) — 1.7%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49	17,755	19,312,646
AMT, 4.75%, 09/01/49	8,190	9,104,987

		28,417,633

California — 4.4%
California Community Housing Agency, RB, M/F Housing, 4.00%, 08/01/47(b)	5,120	5,290,138
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/36	1,665	1,679,069
California Housing Finance, RB, M/F Housing, Class A, 3.50%, 11/20/35	5,885	6,711,804
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	2,560	2,794,854
California Municipal Finance Authority, RB(b)
Series A, 5.50%, 08/01/34	310	330,758
Series A, 6.00%, 08/01/44	655	698,931
Series A, 6.13%, 08/01/49	570	607,563
California Municipal Finance Authority, Refunding RB
3.00%, 11/01/48	2,000	2,032,420
Series A, 5.00%, 02/01/42	345	401,031
California Public Finance Authority, RB, 6.25%, 07/01/54(b)	5,270	6,012,543
California School Finance Authority, RB
6.65%, 07/01/33	295	318,311
6.90%, 07/01/43	650	698,698
California Statewide Communities Development Authority, RB(b)
5.25%, 12/01/38	1,420	1,703,446
5.25%, 12/01/48	1,000	1,166,080
City of San Jose California Hotel Tax Revenue, RB
6.50%, 05/01/36	310	311,370
6.50%, 05/01/42	760	763,268
CMFA Special Finance Agency I, RB, M/F Housing, 4.00%, 04/01/56(b)	9,450	9,858,524
CSCDA Community Improvement Authority, RB, M/F Housing(b)
4.00%, 08/01/56	5,000	5,291,750
Series A, 5.00%, 01/01/54	1,050	1,204,077
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 3.50%, 06/01/36	5,860	5,964,367
Series A-1, 5.00%, 06/01/47	5,195	5,369,084
Series A-1, 5.25%, 06/01/47	945	979,833
Series A-2, 5.00%, 06/01/47	3,950	4,082,523

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, 6.75%, 07/01/61(b)(c)	$4,420	$2,342,158
Riverside County Transportation Commission, RB, Series A, Senior Lien, 5.75%, 06/01/48	2,115	2,329,926
San Francisco City & County Redevelopment Agency Successor Agency, ST, 0.00%, 08/01/43(d)	3,000	859,320
San Francisco City & County Redevelopment Agency Successor Agency, TA(b)
Series D, 0.00%, 08/01/23(d)	1,000	906,870
Sub-Series D, 3.00%, 08/01/21	500	503,675
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB(b)(d)
Series D, 0.00%, 08/01/26	580	453,896
Series D, 0.00%, 08/01/31	1,155	704,816

		72,371,103

Colorado — 4.0%
9th Avenue Metropolitan District No. 2, GO, 5.00%, 12/01/48	1,565	1,653,563
Aurora Crossroads Metropolitan District No. 2, GO
Series A, 5.00%, 12/01/40	1,000	1,082,720
Series A, 5.00%, 12/01/50	500	535,650
Aviation Station North Metropolitan District No. 2, GO
Series A, 5.00%, 12/01/39	750	805,830
Series A, 5.00%, 12/01/48	1,350	1,443,285
Brighton Crossing Metropolitan District No. 6, GO, Series A, 5.00%, 12/01/50	500	543,155
Broadway Station Metropolitan District No. 2, GO
Series A, 5.00%, 12/01/35	735	782,033
Series A, 5.13%, 12/01/48	3,925	4,143,897
Bromley Park Metropolitan District No. 2, Refunding GO, Sub-Series B, 6.38%, 12/15/47	937	988,460
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	820	846,388
Colorado Educational & Cultural Facilities Authority, RB
5.00%, 12/01/33	450	464,751
5.00%, 12/01/42	545	559,094
Colorado Educational & Cultural Facilities Authority, Refunding RB(b)
5.00%, 12/01/40	115	122,017
5.00%, 12/01/50	155	161,315
5.00%, 12/01/55	180	186,577
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	4,620	5,159,939
Colorado High Performance Transportation Enterprise, RB, 5.00%, 12/31/56	2,500	2,804,100
Constitution Heights Metropolitan District, Refunding GO, 5.00%, 12/01/49	1,260	1,329,766
Copperleaf Metropolitan District No. 3, GO
Series A, 5.00%, 12/01/37	500	525,495
Series A, 5.13%, 12/01/47	1,200	1,258,824
Green Gables Metropolitan District No. 1, Refunding GO, Series A, 5.30%, 12/01/21(e)	990	1,053,033
Green Valley Ranch East Metropolitan District No. 6, GO, Series A, 5.88%, 12/01/50	2,615	2,798,704
Home Place Metropolitan District, GO, Series A, 5.75%, 12/01/50	2,345	2,481,456
Inspiration Metropolitan District, GO, Series D, 7.50%, 12/15/51	2,487	2,383,889

Security	Par (000)	Value

Colorado (continued)
Jefferson Center Metropolitan District No. 1, RB
Series A-2, 4.13%, 12/01/40	$580	$586,270
Series A-2, 4.38%, 12/01/47	1,000	1,011,210
Karl’s Farm Metropolitan District No. 2, GO(b)
Series A, 5.38%, 12/01/40	515	547,569
Series A, 5.63%, 12/01/50	1,350	1,420,456
Leyden Rock Metropolitan District No. 10, GO, Series A, 5.00%, 12/01/45	1,250	1,296,500
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48	760	804,711
Palisade Metropolitan District No. 2, GO, Subordinate, 7.25%, 12/15/49	2,825	3,021,196
Palisade Park West Metropolitan District, GO, Series A, 5.13%, 12/01/49	1,500	1,572,630
Peak Metropolitan District No. 1, GO, 5.00%, 12/01/51(b)	650	690,170
Pomponio Terrace Metropolitan District, GO, Series A, 5.00%, 12/01/49	1,450	1,510,465
Prairie Farm Metropolitan District, GO, Series A, 5.25%, 12/01/48	1,240	1,327,718
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(b)	3,900	4,150,848
Southlands Metropolitan District No. 1, Refunding GO
Series A-1, 5.00%, 12/01/37	1,115	1,229,700
Series A-1, 5.00%, 12/01/47	3,990	4,308,681
Sterling Ranch Community Authority Board, RB, Series B, Subordinate, 7.13%, 12/15/50	750	796,117
Tallyn’s Reach Metropolitan District No. 3, GO, Subordinate, 6.75%, 11/01/38	698	718,504
Thompson Crossing Metropolitan District No. 4, Refunding GO
5.00%, 12/01/39	1,400	1,502,270
5.00%, 12/01/49	1,480	1,573,151
Timberleaf Metropolitan District, GO, Series A, 5.75%, 12/01/50	1,730	1,830,669
Westcreek Metropolitan District No. 2, GO, Series A, 5.38%, 12/01/48	800	848,208
Wild Plum Metropolitan District, GO, Series A, 5.00%, 12/01/49	595	605,793

		65,466,777

Connecticut — 1.1%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing
Series C-2, AMT, 2.00%, 05/15/30	175	176,110
Series C-2, AMT, 2.05%, 11/15/30	500	502,520
Series C-2, AMT, 2.15%, 11/15/31	400	401,032
Connecticut State Health & Educational Facilities Authority, RB(b)
Series A, 5.00%, 01/01/45	825	899,959
Series A, 5.00%, 01/01/55	1,100	1,187,175
Mashantucket Western Pequot Tribe, 7.35%, 07/01/26(f)(g)	32,631	5,384,030
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	3,780	3,876,881
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(b)	976	986,457
Mohegan Tribe of Indians of Connecticut, Refunding RB, Series C, 6.25%, 02/01/30(b)	2,045	2,087,863
State of Connecticut, GO, Series A, 4.00%, 04/15/37	1,800	2,093,580

		17,595,607

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Delaware — 0.2%
County of Kent, RB, Series A, 5.00%, 07/01/58	$1,500	$1,616,790
Delaware State Economic Development Authority, RB, Series A, 5.00%, 06/01/46	1,000	1,071,960

		2,688,750

District of Columbia — 1.5%
District of Columbia Tobacco Settlement Financing Corp., RB, Series B, 0.00%, 06/15/46(d)	43,620	7,063,561
District of Columbia Tobacco Settlement Financing Corp., RB, CAB, Series A, 0.00%, 06/15/46(d)	40,740	8,708,583
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	385	396,388
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series A, 5.00%, 10/01/53	3,830	3,978,681
Series B, 2nd Lien, (AGC), 0.00%, 10/01/30(d)	3,005	2,564,046
Series B, Subordinate, 4.00%, 10/01/49	2,170	2,418,530

		25,129,789

Florida — 9.3%
Alachua County Health Facilities Authority, RB, Series A, 5.00%, 12/01/44	1,720	1,930,631
Boggy Branch Community Development District, SAB, 4.00%, 05/01/51	1,365	1,382,540
Boggy Creek Improvement District, Refunding SAB, Series 2013, 5.13%, 05/01/43	1,220	1,269,032
Capital Region Community Development District, Refunding SAB, Series A-1, 5.13%, 05/01/39	2,280	2,512,218
Capital Trust Agency, Inc., RB
4.50%, 01/01/35(b)	2,250	2,419,380
8.25%, 01/01/44	445	8,900
8.25%, 01/01/49	950	19,000
5.00%, 07/01/49(b)	1,280	1,398,605
5.00%, 01/01/55(b)	4,350	4,738,237
Series A, 8.25%, 01/01/49	—	—
Series A, 5.00%, 06/15/49(b)	500	526,395
Series A, 5.00%, 12/15/49	300	328,632
Series A, 5.75%, 06/01/54(b)	1,925	2,011,490
Series A, 5.00%, 12/15/54	260	284,432
Series B, 0.00%, 01/01/35(d)	3,585	1,608,195
Series B, 0.00%, 01/01/60(d)	64,500	5,003,265
Celebration Pointe Community Development District, SAB
4.00%, 05/01/22(b)	75	75,657
4.75%, 05/01/24	240	248,129
5.00%, 05/01/34	1,180	1,236,640
Charles Cove Community Development District, SAB
3.25%, 05/01/25	300	302,172
3.75%, 05/01/30	360	370,656
4.25%, 05/01/40	975	1,007,663
4.38%, 05/01/50	1,505	1,549,518
Charlotte County Industrial Development Authority, RB(b)
AMT, 5.00%, 10/01/34	530	594,104
AMT, 5.00%, 10/01/49	2,510	2,690,996
City of Pompano Beach Florida, Refunding RB, 4.00%, 09/01/50	2,500	2,652,275
City of Tallahassee Florida, RB, Series A, 5.00%, 12/01/55	2,600	2,918,864

Security	Par (000)	Value

Florida (continued)
Collier County Health Facilities Authority, RB, Series A, 5.00%, 05/01/48	$2,090	$2,385,505
Collier County Industrial Development Authority, Refunding RB, Series A, 8.13%, 05/15/44(b)(f)(g)	370	285,180
County of Lake Florida, RB(b)
5.00%, 01/15/39	550	588,302
5.00%, 01/15/49	825	868,709
5.00%, 01/15/54	830	867,566
County of Osceola Florida Transportation Revenue, Refunding RB, Sereis A-1, 4.00%, 10/01/54	2,500	2,736,675
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/50	1,770	635,377
Series A-2, 0.00%, 10/01/51	2,125	732,424
Series A-2, 0.00%, 10/01/52	2,125	705,861
Series A-2, 0.00%, 10/01/53	5,675	1,813,219
Series A-2, 0.00%, 10/01/54	2,125	652,651
County of Palm Beach Florida, RB, 5.00%, 04/01/51(b)	540	563,009
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45	6,530	7,243,925
Florida Development Finance Corp., RB
5.25%, 06/01/55(b)	2,830	3,128,395
Class A, 5.13%, 06/15/55(b)	10,455	10,506,543
Series A, 5.75%, 06/15/29	695	748,439
Series A, 6.00%, 06/15/34	835	899,070
Series A, 6.13%, 06/15/44	3,185	3,407,281
AMT, 5.00%, 05/01/29(b)	3,300	3,509,451
Series A, AMT, 5.00%, 08/01/29(a)(b)	2,240	2,316,250
Series B, AMT, 7.38%, 01/01/49(b)	6,825	6,719,758
Grand Oaks Community Development District, SAB
4.25%, 05/01/40	915	926,483
4.50%, 05/01/52	1,015	1,033,980
Greater Orlando Aviation Authority, Refunding RB, AMT, 5.00%, 11/15/36	2,000	2,131,980
Greeneway Improvement District, SAB, 5.13%, 05/01/43	1,230	1,265,658
Hills Minneola Community Development District, SAB(b)
4.00%, 05/01/40	1,025	1,058,835
4.00%, 05/01/50	1,500	1,525,965
Lakewood Ranch Stewardship District, SAB
4.00%, 05/01/21	54	53,797
3.90%, 05/01/23	195	198,547
4.25%, 05/01/25	80	83,244
4.25%, 05/01/26	175	181,617
4.25%, 05/01/28	535	578,421
4.75%, 05/01/29	955	1,068,416
4.95%, 05/01/29(b)	665	751,470
4.88%, 05/01/35	265	282,792
5.00%, 05/01/38	1,175	1,304,849
3.75%, 05/01/39(b)	570	588,941
5.30%, 05/01/39	1,090	1,245,194
5.50%, 05/01/39(b)	670	774,828
3.75%, 05/01/40	525	538,955
4.88%, 05/01/45	545	574,752
5.13%, 05/01/46	990	1,043,737
5.10%, 05/01/48	2,545	2,802,579
5.45%, 05/01/48	1,935	2,202,204

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Lakewood Ranch Stewardship District, SAB (continued)
5.65%, 05/01/48(b)	$1,125	$1,296,067
4.00%, 05/01/49(b)	355	367,652
3.90%, 05/01/50	525	537,878
Miami-Dade County Industrial Development Authority, RB, 5.00%, 01/15/48	1,405	1,576,846
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/21(e)	1,450	1,500,938
Midtown Miami Community Development District, Refunding SAB
Series A, 5.00%, 05/01/29	1,745	1,815,393
Series A, 5.00%, 05/01/37	890	918,240
Mirada II Community Development District, SAB
3.13%, 05/01/31	500	500,200
4.00%, 05/01/51	1,500	1,515,300
North River Ranch Community Development District, SAB
Series A-1, 4.00%, 05/01/40	845	851,414
Series A-1, 4.25%, 05/01/51	1,430	1,446,659
Series A-2, 4.20%, 05/01/35	1,220	1,225,868
Series A-3, 4.75%, 05/01/40	1,615	1,615,081
Palm Beach County Health Facilities Authority, Refunding RB, Series A, 7.50%, 06/01/49	1,000	1,076,400
Pine Island Community Development District, RB, 0.00%, 11/01/24(d)	875	735,411
Pinellas County Industrial Development Authority, RB, 5.00%, 07/01/39	220	258,201
Sandridge Community Development District, SAB
3.88%, 05/01/31	730	715,758
3.88%, 05/01/41	615	597,805
4.00%, 05/01/51	600	573,192
Santa Rosa Bay Bridge Authority, RB
6.25%, 07/01/28(f)(g)	338	292,952
(ACA-CBI), 6.25%, 07/01/28	56	55,936
Seminole County Industrial Development Authority, Refunding RB
5.50%, 11/15/49	3,025	2,948,346
5.75%, 11/15/54	2,420	2,408,311
Southern Groves Community Development District No. 5, SAB
3.38%, 05/01/25	390	395,257
4.00%, 05/01/30	220	232,782
4.30%, 05/01/40	875	920,098
4.50%, 05/01/46	630	664,121
Tolomato Community Development District, Refunding SAB
Series 2015-2, 6.61%, 05/01/40(c)	125	87,380
Series A-2, 4.25%, 05/01/37	915	969,488
Tolomato Community Development District, Refunding SAB, CAB, Series A-4, Convertible, 6.61%, 05/01/40(c)	50	47,560
Tolomato Community Development District, SAB(f)(g)
3rd Series, 6.65%, 05/01/40	105	1
Series 2015-1, 6.61%, 05/01/40(c)	205	182,784
Series 2015-3, 6.61%, 05/01/40	135	1
Trout Creek Community Development District, SAB
5.38%, 05/01/38	670	760,350
5.50%, 05/01/49	1,700	1,913,741

Security	Par (000)	Value

Florida (continued)
V-Dana Community Development District, SAB(b)
3.00%, 05/01/25	$300	$301,056
3.50%, 05/01/31	525	534,461
4.00%, 05/01/40	750	766,913
4.00%, 05/01/51	1,200	1,209,108
Viera East Community Development District, Refunding SAB, 5.00%, 05/01/26	640	667,469
Village Community Development District No. 10, SAB, 5.13%, 05/01/43	1,500	1,557,915
Village Community Development District No. 9, SAB
7.00%, 05/01/41	1,190	1,195,962
5.50%, 05/01/42	460	469,177
West Villages Improvement District, SAB
4.25%, 05/01/29	400	430,128
4.75%, 05/01/39	885	962,995
5.00%, 05/01/50	1,415	1,538,643

		153,255,698

Georgia — 1.7%
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 08/15/54	555	647,163
George L Smith II Congress Center Authority, RB(h)
4.00%, 01/01/54	1,170	1,294,675
5.00%, 01/01/54(b)	500	544,635
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/35	1,020	1,376,266
Series A, 5.00%, 05/15/36	1,020	1,383,069
Series A, 5.00%, 05/15/37	1,120	1,528,654
Series A, 5.00%, 05/15/38	615	848,762
Series A, 5.00%, 05/15/49	2,055	2,985,360
Municipal Electric Authority of Georgia, RB
4.00%, 01/01/49	4,150	4,612,850
Series A, 5.00%, 01/01/49	3,235	3,795,496
Series A, 5.00%, 01/01/59	525	612,675
Municipal Electric Authority of Georgia, Refunding RB
Subordinate, 5.00%, 01/01/45	3,000	3,759,120
Subordinate, 5.00%, 01/01/50	4,000	4,966,440

		28,355,165

Guam — 0.2%
Territory of Guam, Refunding RB
5.00%, 11/01/35	1,100	1,355,112
5.00%, 11/01/40	1,545	1,870,902

		3,226,014

Idaho — 0.4%
Idaho Health Facilities Authority, Refunding RB
3.50%, 09/01/33	375	390,075
5.00%, 09/01/37	1,000	1,103,170
Idaho Housing & Finance Association, RB(b)
5.00%, 12/01/46	1,000	1,080,520
Series A, 6.00%, 07/01/39	370	444,018
Series A, 6.00%, 07/01/49	595	698,441
Series A, 6.00%, 07/01/54	570	664,210
Series A, 6.95%, 06/15/55	1,540	1,597,026
Power County Industrial Development Corp., RB, AMT, 6.45%, 08/01/32	265	266,182

		6,243,642

Illinois — 7.0%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/38	655	786,269
Series A, 5.00%, 12/01/39	2,095	2,526,025

4

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Chicago Board of Education, GO (continued)
Series A, 5.00%, 12/01/40	$2,750	$3,283,307
Series A, 5.00%, 12/01/41	5,790	6,913,434
Series A, 5.00%, 12/01/42	1,570	1,601,086
Series C, 5.25%, 12/01/39	2,250	2,479,095
Series D, 5.00%, 12/01/46	3,620	3,919,525
Series H, 5.00%, 12/01/46	725	827,733
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/28	530	646,897
Series A, 5.00%, 12/01/29	660	813,153
Series A, 5.00%, 12/01/30	2,210	2,711,339
Series B, 4.00%, 12/01/35	1,155	1,187,883
Series C, 5.00%, 12/01/25	1,220	1,421,727
Series C, 5.00%, 12/01/30	1,370	1,630,711
Series D, 5.00%, 12/01/31	1,500	1,769,790
Series G, 5.00%, 12/01/44	3,700	4,237,462
Chicago Board of Education, Refunding GO, CAB, Series A, 0.00%, 12/01/25(d)	590	547,113
City of Chicago Illinois, Refunding GO
Series A, 5.25%, 01/01/32	2,315	2,540,388
Series A, 6.00%, 01/01/38	3,870	4,670,471
Series B, 5.43%, 01/01/42	9,925	10,764,754
Illinois Finance Authority, RB, Series A, 6.00%, 10/01/48	1,700	1,780,206
Illinois Finance Authority, Refunding RB
6.00%, 02/01/34	335	350,725
4.00%, 09/01/35	1,000	1,115,920
4.00%, 09/01/37	1,000	1,092,540
4.00%, 09/01/39	2,000	2,171,300
4.00%, 09/01/41	1,250	1,348,050
6.13%, 02/01/45	790	818,835
5.00%, 05/15/56(h)	815	907,934
Series C, 5.00%, 02/15/36	1,805	2,174,213
Series C, 5.00%, 02/15/41	3,000	3,568,290
Metropolitan Pier & Exposition Authority, RB
Series A, 5.50%, 06/15/53	3,925	4,527,330
Series A, 5.00%, 06/15/57	4,555	5,277,878
Metropolitan Pier & Exposition Authority, RB, CAB, Series A, 0.00%, 12/15/52(d)	8,775	2,969,635
Metropolitan Pier & Exposition Authority, Refunding RB, CAB(d)
Series B, (AGM), 0.00%, 06/15/44	3,455	1,728,329
Series B, 0.00%, 12/15/54	41,770	12,870,172
Quad Cities Regional Economic Development Authority, Refunding RB, 4.75%, 10/01/32	675	710,849
State of Illinois, GO
5.50%, 05/01/30	1,235	1,544,615
4.00%, 03/01/38	2,250	2,506,388
5.00%, 02/01/39	510	546,363
4.00%, 03/01/39	2,100	2,331,042
5.50%, 05/01/39	2,460	3,055,222
4.00%, 03/01/40	2,300	2,543,455
Series A, 5.00%, 04/01/35	1,460	1,567,646
Series A, 5.00%, 04/01/38	2,190	2,347,198

		115,132,297

Indiana — 1.1%
City of Anderson Indiana, RB, 5.38%, 01/01/40	1,540	1,568,382

Security	Par (000)	Value

Indiana (continued)
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	$525	$567,845
AMT, 7.00%, 01/01/44	1,270	1,380,376
City of Vincennes Indiana, Refunding RB, 6.25%, 01/01/29(b)	2,550	2,551,530
Indiana Finance Authority, RB
Series A, AMT, 6.75%, 05/01/39	2,785	3,455,377
Series A, AMT, 5.00%, 07/01/44	370	393,632
Series A, AMT, 5.00%, 07/01/48	1,230	1,322,767
Series A, AMT, 5.25%, 01/01/51	2,500	2,697,500
Indiana Finance Authority, Refunding RB, 5.00%, 03/01/22(e)	725	756,567
Indiana Housing & Community Development Authority, RB, 5.38%, 10/01/40(b)	3,175	3,246,469

		17,940,445

Iowa — 0.7%
Iowa Finance Authority, RB, Series A, 5.00%, 05/15/48	2,360	2,668,051
Iowa Finance Authority, Refunding RB, Series A, 5.25%, 12/01/50(a)	595	637,340
Iowa Higher Education Loan Authority, Refunding RB, 5.50%, 11/01/51	3,000	3,318,330
Iowa Tobacco Settlement Authority, Refunding RB
Series C, 5.38%, 06/01/38	3,075	3,112,607
Series C, 5.50%, 06/01/42	2,030	2,054,644

		11,790,972

Kentucky — 0.2%
Kentucky Economic Development Finance Authority, Refunding RB, Series B, (NPFGC), 0.00%, 10/01/24(d)	250	241,035
Kentucky Public Transportation Infrastructure Authority, RB, Series A, 6.00%, 07/01/53	3,000	3,304,290

		3,545,325

Louisiana — 1.8%
Juban Crossing Economic Development District, Refunding RB, Series C, 7.00%, 09/15/44(b)	3,055	2,932,861
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 07/01/54(b)	1,990	2,027,909
Louisiana Public Facilities Authority, RB(b)
5.00%, 06/01/41	840	888,510
5.25%, 06/01/51	1,830	1,944,229
5.25%, 06/01/60	3,385	3,567,553
Series A, 5.00%, 04/01/49	500	523,830
Louisiana Public Facilities Authority, Refunding RB, 4.00%, 04/01/50	12,320	13,931,949
Parish of St. James Louisiana, RB, 2nd Series, 6.35%, 07/01/40(b)	3,160	3,944,438

		29,761,279

Maryland — 1.2%
City of Baltimore Maryland, Refunding RB
5.00%, 09/01/46	1,500	1,538,535
Series A, 4.00%, 09/01/27	325	338,861
County of Frederick Maryland, Refunding TA, 4.63%, 07/01/43(b)	5,065	5,751,611
Maryland Economic Development Corp., RB, 5.00%, 07/01/56	985	1,142,728

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Maryland Economic Development Corp., Refunding RB, 5.00%, 07/01/39	$950	$1,014,220
Maryland Economic Development Corp., TA, 4.00%, 09/01/50	605	641,052
Maryland Health & Higher Educational Facilities Authority, RB, Series A, 7.00%, 03/01/55(b)	8,165	9,172,398

		19,599,405

Massachusetts — 0.6%
Massachusetts Development Finance Agency, RB
Series B, 0.00%, 11/15/56(d)	94	13,807
Series D, 4.00%, 07/01/45	715	758,322
Massachusetts Development Finance Agency, Refunding RB
4.00%, 10/01/32(b)	355	382,474
4.13%, 10/01/42(b)	855	918,911
Series A, 5.00%, 07/01/38	1,200	1,452,900
Series A, 5.00%, 07/01/39	3,055	3,687,446
Series A, 5.00%, 07/01/44	2,000	2,385,940

		9,599,800

Michigan — 0.5%
Advanced Technology Academy, Refunding RB
3.50%, 11/01/24	250	255,720
3.88%, 11/01/29	150	158,679
5.00%, 11/01/34	400	444,420
5.00%, 11/01/44	160	173,389
City of Detroit Michigan, GO
5.00%, 04/01/34	485	566,320
5.00%, 04/01/35	485	564,661
5.00%, 04/01/36	340	394,852
5.00%, 04/01/37	545	631,175
5.00%, 04/01/38	240	277,241
Kentwood Economic Development Corp., Refunding RB, 5.63%, 11/15/41	1,000	1,038,530
Michigan Finance Authority, RB(e)
Series C-2, AMT, Senior Lien, 5.00%, 07/01/22	350	370,265
Series C-1, Senior Lien, 5.00%, 07/01/22	800	848,088
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	2,030	2,420,694

		8,144,034

Minnesota — 1.0%
City of Cologne Minnesota,RB, Series A, 5.00%, 07/01/45	2,065	2,162,530
City of Deephaven Minnesota, Refunding RB, Series A, 5.25%, 07/01/40	500	539,010
City of Minneapolis Minnesota, RB
Series A, 5.00%, 07/01/55	1,405	1,491,422
Series A, 5.75%, 07/01/55	3,435	3,779,634
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	1,925	2,140,619
Series A, 5.25%, 02/15/53	3,850	4,579,459
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB 5.00%, 07/01/49	555	608,213

Security	Par (000)	Value

Minnesota (continued)
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB (continued) 5.00%, 07/01/55	$870	$944,777
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Refunding RB, Series A, 6.63%, 09/01/21(e)	500	513,160

		16,758,824

Missouri — 0.8%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 4.00%, 11/15/48	3,650	4,052,668
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB
Series A, 4.38%, 11/15/35	1,020	961,024
Series A, 4.75%, 11/15/47	1,135	1,066,923
Kansas City Industrial Development Authority, Refunding RB(b)(f)(g)
5.75%, 11/15/36	1,350	462,985
6.00%, 11/15/51	110	37,725
Kansas City Land Clearance Redevelopment Authority, TA(b)
Series B, 4.38%, 02/01/31	3,245	3,459,786
Series B, 5.00%, 02/01/40	1,240	1,319,000
Poplar Bluff Regional Transportation Development District, RB, 4.75%, 12/01/42	2,200	2,240,788

		13,600,899

Nebraska — 0.6%
Central Plains Energy Project, RB, 5.00%, 09/01/42	780	830,021
Central Plains Energy Project, Refunding RB, Series A, 5.00%, 09/01/42	6,090	8,569,909

		9,399,930

Nevada — 0.3%
City of Las Vegas Nevada Special Improvement District No. 815, SAB, 5.00%, 12/01/49	810	892,409
County of Clark Nevada, Refunding SAB
4.00%, 08/01/22	495	517,131
4.00%, 08/01/23	305	318,594
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	825	948,519
5.00%, 07/01/45	1,025	1,164,472
5.00%, 07/01/51	1,100	1,238,820

		5,079,945

New Hampshire — 1.0%
New Hampshire Business Finance Authority, RB
Series A, 4.13%, 08/15/40	1,435	1,448,833
Series A, 4.25%, 08/15/46	1,610	1,614,379
Series A, 4.50%, 08/15/55	3,350	3,359,782
New Hampshire Business Finance Authority, Refunding RB
4.00%, 01/01/41	2,200	2,410,694
Series B, 4.63%, 11/01/42(b)	4,650	4,827,584
Series C, AMT, 4.88%, 11/01/42(b)	2,515	2,624,604

		16,285,876

New Jersey — 4.6%
Casino Reinvestment Development Authority, Inc., Refunding RB, 5.25%, 11/01/44	5,750	6,033,130

6

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24	$1,150	$1,195,828
New Jersey Economic Development Authority, RB
4.00%, 11/01/38	1,455	1,620,826
4.00%, 11/01/39	1,165	1,294,233
6.00%, 10/01/43	970	1,071,414
Series A, 5.00%, 07/01/32	235	247,208
Series A, 5.00%, 07/01/37	375	389,310
Series A, 5.00%, 01/01/48	1,110	1,146,242
Series A, 5.25%, 11/01/54(b)	3,955	3,960,418
Series B, 5.00%, 06/15/43	3,755	4,437,284
Series EEE, 5.00%, 06/15/43	5,550	6,544,782
AMT, 5.13%, 09/15/23	1,520	1,617,341
AMT, 5.38%, 01/01/43	1,360	1,501,331
Series B, AMT, 6.50%, 04/01/31	2,750	2,929,383
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/32	1,140	1,381,372
5.00%, 07/01/33	1,450	1,751,310
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.25%, 06/15/41	1,265	1,441,936
Series AA, 5.00%, 06/15/44	1,005	1,107,560
Series BB, 4.00%, 06/15/50	10,940	11,915,629
Series BB, 5.00%, 06/15/50	8,560	9,989,263
Series S, 5.25%, 06/15/43	4,095	4,952,002
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 12/15/36	1,195	1,439,676
South Jersey Port Corp., RB, Series B, AMT, 5.00%, 01/01/36	575	665,568
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 06/01/46	900	1,066,923
Sub-Series B, 5.00%, 06/01/46	4,430	5,137,205

		74,837,174

New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, 5.50%, 07/01/42	2,030	2,143,132

New York — 6.5%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	1,215	1,346,925
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48	4,475	4,585,085
City of New York Water & Sewer System, RB, 3rd Series, 5.40%, 01/01/22(a)(f)(g)	208	187,423
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	3,210	3,238,184
Huntington Local Development Corp., RB, 5.25%, 07/01/56	585	607,183
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	4,115	4,847,182
Series C-1, 5.00%, 11/15/50	1,340	1,604,342
Series C-1, 5.25%, 11/15/55	1,980	2,407,007
Monroe County Industrial Development Corp., Refunding RB, 4.00%, 12/01/39	1,200	1,381,164
New York City Industrial Development Agency, Refunding RB
Class A, (AGM), 3.00%, 01/01/37	755	801,591
Class A, (AGM), 2.00%, 01/01/38	3,000	2,865,570
Class A, (AGM), 3.00%, 01/01/39	755	797,439

Security	Par (000)	Value

New York (continued)
New York City Industrial Development Agency, Refunding RB (continued)
Class A, (AGM), 3.00%, 01/01/40	$525	$554,573
Class A, (AGM), 3.00%, 01/01/46	2,450	2,535,407
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(b)	8,000	8,101,200
Series A, 5.00%, 06/01/42	4,520	4,558,149
Series A, 5.00%, 06/01/45	1,695	1,709,255
New York Counties Tobacco Trust VI, Refunding RB
Series A-2-B, 5.00%, 06/01/45	4,010	4,270,209
Series A-2-B, 5.00%, 06/01/51	6,865	7,181,133
New York Liberty Development Corp., Refunding RB(b)
Series 1, Class 1, 5.00%, 11/15/44	15,115	16,503,313
Series 2, Class 2, 5.15%, 11/15/34	450	498,870
Series 2, Class 2, 5.38%, 11/15/40	1,070	1,198,282
New York State Dormitory Authority, Refunding RB(b)
5.00%, 12/01/33	590	687,787
5.00%, 12/01/35	785	909,509
New York State Housing Finance Agency, RB, M/F Housing, Series L-1, (SONYMA), 2.60%, 11/01/50	3,750	3,739,537
New York Transportation Development Corp., ARB, Series A, AMT, 5.25%, 01/01/50	3,000	3,362,220
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,295	1,591,840
AMT, 4.00%, 01/01/36	5,000	5,511,000
AMT, 5.00%, 10/01/40	3,650	4,436,502
AMT, 4.00%, 10/31/46	2,220	2,483,403
AMT, 4.00%, 04/30/53	1,145	1,277,980
New York Transportation Development Corp., Refunding ARB, AMT, 5.38%, 08/01/36	3,665	4,408,152
Niagara Area Development Corp., Refunding RB, Series A, AMT, 4.75%, 11/01/42(b)	530	554,083
Triborough Bridge & Tunnel Authority, RB, Series A, 4.00%, 11/15/54	670	764,624
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	1,319	1,466,551
Westchester County Local Development Corp., Refunding RB, 5.13%, 07/01/55	1,100	1,117,941
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	935	1,007,088
Sub-Series C, 5.13%, 06/01/51	2,000	2,205,860

		107,303,563

North Carolina — 0.2%
North Carolina Turnpike Authority, RB, Senior Lien, 4.00%, 01/01/55	3,000	3,329,400

North Dakota — 0.1%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	1,785	2,117,313

Ohio — 2.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	5,515	6,210,111
Cleveland-Cuyahoga County Port Authority, RB
4.00%, 07/01/46	190	218,255
4.00%, 07/01/51	260	297,734

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
County of Hamilton Ohio, Refunding RB, 5.00%, 01/01/46	$1,435	$1,520,325
County of Hardin Ohio, Refunding RB
5.00%, 05/01/30	620	667,777
5.25%, 05/01/40	1,235	1,292,773
5.50%, 05/01/50	2,895	3,012,826
Franklin County Convention Facilities Authority, RB
5.00%, 12/01/44	1,800	2,075,544
5.00%, 12/01/51	4,000	4,589,280
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(b)	1,890	1,983,574
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	5,000	5,409,700
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(b)	1,100	1,083,005
Southern Ohio Port Authority, RB, Series A, AMT, 7.00%, 12/01/42(b)	8,980	10,168,144

		38,529,048

Oklahoma — 1.8%
Norman Regional Hospital Authority, RB, 4.00%, 09/01/45	3,565	3,906,634
Oklahoma Development Finance Authority, RB
7.25%, 09/01/51(b)	14,090	14,184,826
Series B, 5.00%, 08/15/38	4,585	5,549,821
Series B, 5.25%, 08/15/43	4,130	5,024,228
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	1,050	1,116,958

		29,782,467

Oregon — 0.6%
Medford Hospital Facilities Authority, Refunding RB
Series A, 4.00%, 08/15/50	4,845	5,475,480
Series A, 5.00%, 08/15/50	2,000	2,504,280
Oregon State Facilities Authority, RB(b)
Series A, 5.00%, 06/15/49	915	862,872
Series A, 5.25%, 06/15/55	505	486,724

		9,329,356

Pennsylvania — 1.9%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB
Series A, 5.00%, 05/01/35	1,185	1,229,307
Series A, 5.00%, 05/01/42	2,730	2,817,415
Berks County Industrial Development Authority, Refunding RB, 4.00%, 11/01/47	2,260	2,103,744
Berks County Municipal Authority, Refunding RB
Series A, 5.00%, 02/01/31	750	834,247
Series A, 5.00%, 02/01/32	790	880,700
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	275	292,534
4.00%, 07/01/51	200	212,216
City of Philadelphia Water & Wastewater Revenue, RB, Series A, 5.00%, 11/01/50	6,000	7,608,720
East Hempfield Township Industrial Development Authority, RB
5.00%, 07/01/34	1,000	1,022,110
5.00%, 07/01/46	1,750	1,764,000

Security	Par (000)	Value

Pennsylvania (continued)
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 4.00%, 09/01/49	$880	$964,938
Montgomery County Industrial Development Authority, Refunding RB
5.00%, 12/01/46	1,470	1,597,552
5.38%, 01/01/50	1,865	1,881,449
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,120	1,186,550
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	895	1,020,103
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	5,390	5,673,298

		31,088,883

Puerto Rico — 12.6%
Children’s Trust Fund, RB(d)
Series A, 0.00%, 05/15/57	63,950	4,406,155
Series B, 0.00%, 05/15/57	199,810	10,695,829
Children’s Trust Fund, Refunding RB, Series B, 0.00%, 05/15/55(d)	2,000	181,120
Commonwealth of Puerto Rico, GO(f)(g)
Series A, 5.25%, 07/01/22	335	291,607
Series A, 5.00%, 07/01/23	1,250	1,088,086
Series A, 5.13%, 07/01/31	215	187,151
Series A, 6.00%, 07/01/38	1,210	1,077,656
Series B, 5.25%, 07/01/17	1,060	905,195
Commonwealth of Puerto Rico, Refunding GO
Series A, 5.25%, 07/01/16(f)(g)	1,135	969,242
Series A, 5.50%, 07/01/18(f)(g)	200	170,792
Series A, 5.50%, 07/01/26	1,000	827,686
Series A, 8.00%, 07/01/35(f)(g)	22,191	17,412,102
Series A, 5.50%, 07/01/39(f)(g)	4,285	3,546,634
Series A, 6.50%, 07/01/40(f)(g)	2,610	2,254,387
Series A, 5.00%, 07/01/41(f)(g)	7,715	6,096,995
Series C, 6.00%, 07/01/39(f)(g)	168	149,625
Series C, 6.50%, 07/01/40(f)(g)	400	345,500
Series D, 5.75%, 07/01/41(f)(g)	385	329,444
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.75%, 07/01/37	1,565	1,653,689
Series A, Senior Lien, 5.25%, 07/01/42	4,890	5,137,727
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB(b)
Series A, Senior Lien, 5.00%, 07/01/35	4,890	5,729,466
Series A, Senior Lien, 5.00%, 07/01/47	8,605	9,952,715
Puerto Rico Electric Power Authority, RB(f)(g)
7.50%, 01/01/22(a)	4,430	4,100,737
Series A, 7.25%, 07/01/30	250	231,422
Series A, 7.00%, 07/01/33	8,735	8,085,885
Series A, 6.75%, 07/01/36	5,165	4,781,178
Series A, 7.00%, 07/01/40	1,000	925,688
Series A, 5.00%, 07/01/42	2,315	2,089,227
Series A, 5.05%, 07/01/42	1,080	974,672
Series A, 7.00%, 07/01/43	775	717,408
Series A-3, 10.00%, 07/01/19	748	692,064
Series B-3, 10.00%, 07/01/19	748	692,064
Series C-1, 5.40%, 01/01/18	2,054	1,853,840
Series C-2, 5.40%, 07/01/18	2,054	1,854,140

8

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority, RB(f)(g) (continued)
Series C-4, 5.40%, 07/01/20	$208	$187,423
Series CCC, 5.00%, 07/01/22	715	645,269
Series CCC, 5.00%, 07/01/25	620	559,534
Series CCC, 5.25%, 07/01/26	590	532,460
Series CCC, 5.25%, 07/01/28	1,945	1,687,141
Series TT, 5.00%, 07/01/25	3,270	2,951,090
Series TT, 5.00%, 07/01/26	455	410,626
Series TT, 5.00%, 07/01/32	—	—
Series WW, 5.50%, 07/01/17	475	428,675
Series WW, 5.50%, 07/01/18	415	374,527
Series WW, 5.50%, 07/01/19	335	302,329
Series WW, 5.38%, 07/01/24	815	735,516
Series WW, 5.25%, 07/01/25	1,940	1,750,800
Series WW, 5.25%, 07/01/33	315	284,279
Series WW, 5.50%, 07/01/38	415	374,527
Series XX, 5.25%, 07/01/27	230	207,569
Series XX, 5.25%, 07/01/35	705	636,244
Series XX, 5.75%, 07/01/36	200	180,495
Series XX, 5.25%, 07/01/40	8,385	7,567,244
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(f)(g)	765	690,393
Series AAA, 5.25%, 07/01/24(f)(g)	170	153,421
Series AAA, 5.25%, 07/01/25	1,865	1,603,900
Series AAA, 5.25%, 07/01/25(f)(g)	1,695	1,529,693
Series AAA, 5.25%, 07/01/28	2,000	1,720,000
Series AAA, 5.25%, 07/01/28(f)(g)	1,655	1,493,594
Series AAA, 5.25%, 07/01/29(f)(g)	190	171,470
Series UU, 1.00%, 07/01/17(a)	2,520	2,104,732
Series UU, 1.00%, 07/01/17(a)(f)(g)	140	114,100
Series UU, 1.00%, 07/01/18(a)(f)(g)	125	101,875
Series UU, 1.00%, 07/01/20(a)(f)(g)	1,135	947,964
Series UU, 0.84%, 07/01/31(a)(f)(g)	1,345	1,123,359
Series ZZ, 5.00%, 07/01/17(f)(g)	330	297,816
Series ZZ, 5.25%, 07/01/19(f)(g)	1,050	947,598
Series ZZ, 5.25%, 07/01/21(f)(g)	90	81,223
Series ZZ, 5.25%, 07/01/23(f)(g)	370	318,200
Series ZZ, 5.25%, 07/01/24	4,345	3,736,700
Series ZZ, 5.25%, 07/01/24(f)(g)	705	636,244
Series ZZ, 5.25%, 07/01/25(f)(g)	265	239,156
Series ZZ, 5.25%, 07/01/26(f)(g)	85	76,710
Series ZZ, 5.00%, 07/01/28(f)(g)	345	311,354
Puerto Rico Public Buildings Authority, Refunding RB(f)(g)
Series F, (GTD), 5.25%, 07/01/24	1,495	1,438,715
Series G, (GTD), 4.75%, 07/01/32	1,230	1,183,692
Series M, (GTD), 6.25%, 07/01/31	2,000	1,997,500
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	12,864	13,936,729
Series A-1, Restructured, 5.00%, 07/01/58	13,313	14,635,780
Series A-2, Restructured, 4.33%, 07/01/40	9,257	9,910,452
Series A-2, Restructured, 4.54%, 07/01/53	1,564	1,673,762
Series A-2, Restructured, 4.78%, 07/01/58	7,333	7,951,099
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/29	2,914	2,414,599
Series A-1, Restructured, 0.00%, 07/01/31	1,895	1,449,410
Series A-1, Restructured, 0.00%, 07/01/33	679	481,092

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d) (continued)
Series A-1, Restructured, 0.00%, 07/01/46	$29,376	$8,969,080
Series A-1, Restructured, 0.00%, 07/01/51	6,487	1,434,795
Series B-1, Restructured, 0.00%, 07/01/46	2,066	631,266

		206,730,349

Rhode Island — 1.2%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	1,005	1,143,208
Series A, 5.00%, 06/01/40	5,500	6,106,540
Series B, 4.50%, 06/01/45	6,350	6,849,173
Series B, 5.00%, 06/01/50	5,650	6,284,778

		20,383,699

South Carolina — 0.7%
County of Dorchester South Carolina, SAB, 6.00%, 10/01/51(b)	2,240	2,429,303
South Carolina Jobs-Economic Development Authority, RB
Series A, 5.00%, 11/15/42	585	641,236
Series A, 5.00%, 11/15/54	280	302,212
South Carolina Jobs-Economic Development Authority, Refunding RB
4.00%, 11/15/27	670	704,626
Series A, 5.00%, 05/01/48	5,825	6,792,940

		10,870,317

Tennessee — 0.9%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/44	410	463,431
Franklin Health & Educational Facilities Board, Refunding RB, Series A, 7.50%, 06/01/47(b)(f)(g)	4,060	1,219,795
Knox County Health Educational & Housing Facility Board, Refunding RB, 5.00%, 04/01/36	560	654,002
Memphis-Shelby County Industrial Development Board, Refunding TA
Series A, 5.50%, 07/01/37	1,650	1,668,942
Series A, 5.63%, 01/01/46	1,875	1,870,537
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	925	1,091,056
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Series A, 4.00%, 10/01/49	1,635	1,703,278
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Refunding RB, Series A, 5.25%, 10/01/58	5,335	6,075,711
Nashville Metropolitan Development & Housing Agency, TA, 5.13%, 06/01/36(b)	500	563,005

		15,309,757

Texas — 5.0%
Arlington Higher Education Finance Corp., RB
5.00%, 01/15/51	2,045	2,126,166
5.63%, 08/15/54(b)	6,260	6,475,970
Series A, 5.88%, 03/01/24	340	361,876
Series A, 4.63%, 08/15/46	830	833,353
Arlington Higher Education Finance Corp., Refunding RB, 5.00%, 08/15/51	1,000	1,054,570
Brazoria County Industrial Development Corp., RB, AMT, 7.00%, 03/01/39	1,610	1,666,849

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Central Texas Regional Mobility Authority, Refunding RB, 0.00%, 01/01/31(d)	$4,000	$3,268,960
Central Texas Regional Mobility Authority, Refunding RB, CAB(d)
0.00%, 01/01/28	3,000	2,698,770
0.00%, 01/01/29	500	436,370
0.00%, 01/01/30	1,330	1,122,560
City of Houston Texas Airport System Revenue, RB, AMT, 5.00%, 07/15/28	2,725	3,224,819
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	615	712,170
City of Houston Texas Airport System Revenue, Refunding RB
Series A, AMT, 6.63%, 07/15/38	1,110	1,129,125
Series C, AMT, 5.00%, 07/15/27	3,925	4,541,853
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	3,380	3,546,127
Harris County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 01/01/38	510	530,477
Series A, 5.00%, 01/01/43	520	534,856
Series A, 5.13%, 01/01/48	1,535	1,572,607
Harris County-Houston Sports Authority, Refunding RB, Series G, Senior Lien, (NPFGC), 0.00%, 11/15/41(d)	350	132,171
Hemphill County Hospital District, GO
4.63%, 02/01/39	1,500	1,433,190
4.75%, 02/01/45	2,500	2,332,625
Houston Higher Education Finance Corp., RB, 4.00%, 10/01/51	1,400	1,463,882
Houston Higher Education Finance Corp., Refunding RB, 6.50%, 05/15/21(e)	535	538,809
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(b)	1,385	1,470,801
New Hope Cultural Education Facilities Finance Corp., RB
5.00%, 08/15/39(b)	420	437,900
5.00%, 08/15/49(b)	825	849,932
Series A, 5.88%, 04/01/23(e)	890	989,680
Series A, 6.00%, 04/01/23(e)	1,355	1,510,120
Series A, 10.00%, 12/01/25(b)	3,165	3,150,124
Series A, 5.00%, 07/01/57	3,000	3,127,050
New Hope Cultural Education Facilities Finance Corp., Refunding RB(b)
Series A, 5.00%, 08/15/36	2,520	2,537,464
Series A, 5.00%, 08/15/46	695	698,732
Newark Higher Education Finance Corp., RB
5.00%, 06/15/48	1,500	1,526,520
Series A, 5.50%, 08/15/35(b)	375	430,365
Series A, 5.75%, 08/15/45(b)	735	834,372
Port Beaumont Navigation District, Refunding RB, Series A, AMT, 4.00%, 01/01/50(b)	3,600	3,711,600
Red River Health Facilities Development Corp., RB
5.13%, 01/01/41	600	604,704
7.25%, 12/15/42(f)(g)	1,330	879,883
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/48	8,560	10,231,169
Texas Transportation Commission, RB, CAB(d) 0.00%, 08/01/46	2,580	863,861

Security	Par (000)	Value

Texas (continued)
Texas Transportation Commission, RB, CAB(d) (continued)
0.00%, 08/01/47	$3,850	$1,226,880
0.00%, 08/01/48	4,070	1,231,704
0.00%, 08/01/49	3,825	1,098,349
0.00%, 08/01/50	5,485	1,486,106
0.00%, 08/01/51	3,230	826,848
0.00%, 08/01/52	3,230	780,659
0.00%, 08/01/53	290	66,268

		82,309,246

Utah(b) — 0.1%
Utah Charter School Finance Authority, RB
Series A, 5.00%, 06/15/41	590	644,321
Series A, 5.00%, 06/15/52	750	801,945

		1,446,266

Vermont(b) — 0.4%
East Central Vermont Telecommunications District, RB
Series A, 4.75%, 12/01/40	2,850	2,901,955
Series A, 4.50%, 12/01/50	3,000	3,009,480

		5,911,435

Virginia — 1.0%
Hanover County Economic Development Authority, Refunding RB, Series A, 5.00%, 07/01/47	1,015	1,037,756
Henrico County Economic Development Authority, Refunding RB, 4.00%, 10/01/50	1,250	1,318,087
Lower Magnolia Green Community Development Authority, SAB(b)
5.00%, 03/01/35	490	526,598
5.00%, 03/01/45	505	535,916
Norfolk Redevelopment & Housing Authority, RB
Series A, 5.00%, 01/01/49	1,250	1,315,313
Series A, 5.25%, 01/01/54	3,750	3,991,500
Salem Economic Development Authority, Refunding RB, 4.00%, 04/01/45	830	890,773
Virginia Beach Development Authority, Refunding RB, 4.00%, 09/01/48	2,885	3,029,221
Virginia Small Business Financing Authority, RB, AMT, Senior Lien, 6.00%, 01/01/37	3,360	3,576,048

		16,221,212

Washington — 0.7%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 09/01/42	1,005	1,019,563
Washington Economic Development Finance Authority, RB, AMT, 5.63%, 12/01/40(b)	3,470	3,881,091
Washington Health Care Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	885	994,306
Washington State Housing Finance Commission, RB(b)
5.00%, 07/01/50	620	679,935
5.00%, 07/01/56	700	757,806
Washington State Housing Finance Commission, Refunding RB(b) 5.75%, 01/01/35	355	380,773

10

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Washington State Housing Finance Commission, Refunding RB(b) (continued)
6.00%, 01/01/45	$940	$1,005,791
5.00%, 01/01/48	2,410	2,717,540

		11,436,805

Wisconsin — 3.8%
Public Finance Authority, RB
5.00%, 12/01/35(b)	200	223,246
5.00%, 06/15/39	310	359,585
5.00%, 06/15/41(b)	925	958,966
5.00%, 01/01/42(b)	1,555	1,601,666
5.00%, 12/01/45(b)	280	306,135
6.85%, 11/01/46(b)	1,325	1,382,637
7.00%, 11/01/46(b)	805	845,677
5.00%, 06/15/49	955	1,085,434
5.63%, 06/15/49(b)	6,000	5,878,620
5.00%, 04/01/50(b)	315	356,337
5.00%, 06/15/53	645	731,095
5.00%, 06/15/55(b)	13,945	13,966,000
5.00%, 12/01/55(b)	955	1,036,242
5.00%, 01/01/56(b)	3,790	3,847,305
Series A, 6.25%, 10/01/31(b)	910	956,738
Series A, 5.00%, 06/01/40(b)	750	814,522
Series A, 5.38%, 06/01/44(b)	1,215	1,218,220
Series A, 5.38%, 07/15/47(b)	1,595	1,762,204
Series A, 7.00%, 10/01/47(b)	910	945,344
Series A, 5.00%, 06/01/49(b)	1,340	1,431,415
Series A, 5.63%, 06/15/49(b)	8,105	8,426,768
Series A, 5.50%, 06/01/54(b)	1,500	1,435,365
Series A-1, 4.50%, 01/01/35(b)	895	963,557
Series A-1, 5.50%, 12/01/48(b)(f)(g)	38	12,653
Series A-1, 5.00%, 01/01/55(b)	2,470	2,711,023
Series B, 0.00%, 01/01/35(b)(d)	1,230	550,216
Series B, 0.00%, 01/01/60(b)(d)	31,635	2,470,377
Public Finance Authority, Refunding RB(b)
5.00%, 03/01/52	1,300	1,351,792
Series A, 5.00%, 10/01/34	280	315,837
Series A, 5.00%, 10/01/39	680	754,691
Wisconsin Health & Educational Facilities Authority, Refunding RB
5.00%, 11/01/46	1,130	1,182,488
5.00%, 11/01/54	1,880	1,949,203
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.70%, 07/01/47	740	793,606

		62,624,964

Total Municipal Bonds — 90.2% (Cost: $1,361,596,784)		1,484,261,754

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

Georgia — 0.2%
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	3,140	3,494,380

Illinois — 1.0%
Illinois Finance Authority, RB, Series A, (AGM), 6.00%, 08/15/41	2,480	2,530,270

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/41	$6,497	$7,248,001
Series C, 4.00%, 02/15/41(e)	13	14,019
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	5,011	5,758,731

		15,551,021

Maryland — 1.0%
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/50	15,000	17,024,100

Massachusetts — 0.2%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 4.00%, 06/01/45	3,464	3,810,702

New York — 6.9%
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/47(j)	643	646,727
New York City Housing Development Corp., RB, M/F Housing
Series C-1A, 4.15%, 11/01/39	3,107	3,244,440
Series C-1A, 4.20%, 11/01/44	5,695	5,946,945
Series C-1A, 4.30%, 11/01/47	4,660	4,866,590
New York City Water & Sewer System, Refunding RB, Series HH, 5.00%, 06/15/31(j)	3,015	3,043,944
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	7,725	7,974,989
New York Liberty Development Corp., Refunding RB, 5.75%, 11/15/51(j)	2,520	2,591,482
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	3,421	3,906,111
New York State Dormitory Authority, Refunding RB
Series D, 4.00%, 02/15/47	17,080	19,512,192
Series E, 5.00%, 03/15/36	21,670	25,544,813
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/46.	13,005	14,528,926
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/60	16,595	18,455,297
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	2,925	3,413,651

		113,676,107

North Carolina — 0.2%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/25(e)	2,930	3,518,959

Pennsylvania — 1.0%
Pennsylvania Economic Development Financing Authority, RB, Series A-1, 4.00%, 04/15/50	11,000	12,481,260
Pennsylvania Turnpike Commission, RB, Sub- Series A, 5.50%, 12/01/42	3,677	4,479,744

		16,961,004

Rhode Island — 0.2%
Narragansett Bay Commission, Refunding RB, Series A, 4.00%, 09/01/22(e)	2,641	2,782,143

Texas — 0.2%
Lower Colorado River Authority, Refunding, RB, 4.00%, 05/15/43	3,480	3,610,604

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia — 0.5%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/60(j)	$6,249	$7,170,421

Washington — 0.8%
City of Bellingham Washington Water & Sewer Revenue, RB, 5.00%, 08/01/40	2,998	3,045,921
Snohomish County Public Utility District No. 1, RB, 5.00%, 12/01/45	8,664	10,068,737

		13,114,658

Wisconsin — 0.1%
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/46	1,774	1,954,859

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 12.3% (Cost: $190,150,062)		202,668,958

Total Long-Term Investments — 102.5% (Cost: $1,551,746,846)		1,686,930,712

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Zero-coupon bond.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	When-issued security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 15, 2021 to February 15, 2047, is $8,056,364.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

	Shares

Short-Term Securities

Money Market Funds — 4.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(k)(l)	65,298,955	65,312,014

Total Short-Term Securities — 4.0% (Cost: $65,311,594)		65,312,014

Total Investments — 106.5% (Cost: $1,617,058,440)		1,752,242,726

Other Assets Less Liabilities — 0.6%		10,261,388

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.1)%		(116,916,252)

Net Assets — 100.0%		$1,645,587,862

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$93,924,405	$—	$ (28,611,200	)(a)	$2,108	$(3,299)	$65,312,014	65,298,955	$8,043	$—

(a)	Represents net amount purchased (sold).

12

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock High Yield Municipal Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$1,484,261,754	$—	$1,484,261,754
Municipal Bonds Transferred to Tender Option Bond Trusts	—	202,668,958	—	202,668,958
Short-Term Securities Money Market Funds	65,312,014	—	—	65,312,014

	$65,312,014	$1,686,930,712	$—	$1,752,242,726

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $116,876,627 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

CBI	Certificate of Beneficial Interest

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SONYMA	State of New York Mortgage Agency

ST	Special Tax

Portfolio Abbreviation (continued)

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	13